Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2016
Deferred Charges, net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and Special Survey Costs
As of January 1, 2015	$6,255
Additions	2,341
Amortization	(3,845)

As of December 31, 2015	4,751
Additions	6,394
Amortization	(2,430)

As of June 30, 2016	$8,715